FINANCIAL STATEMENTS SCHEDULE I - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income		$ 814,627	¥ 5,671,267	¥ 4,387,912	¥ 3,158,900
Adjustments to reconcile net income to net cash used by operating activities
Share-based compensation		45,486	316,666	249,478	40,725
Equity in profit of subsidiaries and VIE		1,085	7,556	19,386	15,682
Changes in operating assets and liabilities:
Prepayments and other current assets		(78,296)	(545,079)	(764,223)	(339,853)
Deferred income tax		(5,821)	(40,527)	(139,081)	(29,035)
Other non-current liability		(2,075)	(14,448)	9,231	60,045
Net cash provided by operating activities		905,539	6,304,186	4,404,051	3,630,684
Cash flows from investing activities
Loans to and investments in subsidiaries, consolidated VIEs and VIEs' subsidiaries	¥ (130,150)	(31,351)	(218,260)	(1,865,309)	(89,055)
Purchases of short-term investments		(2,019,762)	(14,061,179)	(13,634,396)	(10,126,703)
Maturity of short-term investments		2,398,730	16,699,480	5,834,805	4,725,872
Purchases of long-term certificates of deposit		(137,589)	(957,870)
Net cash used in investing activities		(526,331)	(3,664,213)	(12,872,633)	(8,294,547)
Cash flows from financing activities
Proceeds from issuance of ordinary shares				8,891,909
Payment of dividends		(182,534)	(1,270,773)	(895,136)
Share repurchase		(109,583)	(762,893)	(769,811)	(857,658)
Net cash provided by/used in financing activities		(284,740)	(1,982,306)	7,042,122	(1,061,558)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(461)	(3,207)	275,680	(424,000)
Net change in cash, cash equivalents and restricted cash		94,007	654,460	(1,150,780)	(6,149,421)
Cash, cash equivalents and restricted cash at beginning of year		664,046	4,622,954	5,773,734	11,923,155
Cash, cash equivalents and restricted cash at end of year		758,053	5,277,414	4,622,954	5,773,734
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Cash flows from operating activities:
Net income		815,040	5,674,145	4,383,025	3,159,663
Adjustments to reconcile net income to net cash used by operating activities
Share-based compensation		45,486	316,666	249,478	40,725
Equity in profit of subsidiaries and VIE		(803,810)	(5,595,961)	(4,336,695)	(3,087,457)
Changes in operating assets and liabilities:
Prepayments and other current assets		7,703	53,628	(131,322)	(37,174)
Deferred income tax		(123)	(858)	(27,288)
Other non-current liability		(2,075)	(14,448)	9,231	60,045
Net cash provided by operating activities		62,221	433,172	146,429	135,802
Cash flows from investing activities
Loans to and investments in subsidiaries, consolidated VIEs and VIEs' subsidiaries		(294,740)	(2,051,918)	(2,199,955)	(1,020,815)
Purchases of short-term investments		(1,449,313)	(10,089,829)	(12,564,140)	(9,716,466)
Maturity of short-term investments		2,021,446	14,072,901	5,376,252	4,679,500
Purchase of long-term investments		(101,679)	(707,870)
Net cash used in investing activities		175,714	1,223,284	(9,387,843)	(6,057,781)
Cash flows from financing activities
Payment of dividends		(182,535)	(1,270,773)	(895,136)
Share repurchase		(109,583)	(762,893)	(769,811)	(857,658)
Net cash provided by/used in financing activities		(292,118)	(2,033,666)	7,226,962	(857,658)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(277)	(1,933)	265,269	(211,221)
Net change in cash, cash equivalents and restricted cash		(54,460)	(379,143)	(1,749,183)	(6,990,858)
Cash, cash equivalents and restricted cash at beginning of year		111,161	773,884	2,523,067	9,513,925
Cash, cash equivalents and restricted cash at end of year		$ 56,701	¥ 394,741	773,884	¥ 2,523,067
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Cash flows from financing activities
Proceeds from issuance of ordinary shares				¥ 8,891,909